Cash and Cash Equivalents Narrative (Details) $ in Thousands, € in Millions, ¥ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 1,499,936			$ 2,048,844	$ 800,740	$ 1,334,676
EUR
Disclosure of financial assets [line items]
Cash and cash equivalents	653,000	€ 628
JPY
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 2,000		¥ 257